Debt financing	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Debt financing
12.	Debt financing

The Group estimates that the fair value of corporate bonds is £5,783.4 million at 30 June 2019 (30 June 2018: £6,035.1 million; 31 December 2018: £5,965.7 million). The carrying value of corporate bonds is £5,535.2 million at 30 June 2019 (30 June 2018: £5,959.5 million; 31 December 2018: £6,051.6 million). The Group considers that the carrying amount of bank loans at 30 June 2019 of £580.1 million (30 June 2018: £624.6 million; 31 December 2018: £186.8 million) approximates their fair value.

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the carrying value:

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Within one year	(936.6)	(175.7)	(748.4)
Between one and two years	(327.7)	(925.6)	(596.8)
Between two and three years	(990.0)	(594.8)	(937.1)
Between three and four years	(496.1)	(1,351.2)	(742.5)
Between four and five years	(1,114.7)	(496.7)	(786.8)
Over five years	(3,500.3)	(4,912.9)	(4,199.7)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(7,365.4)	(8,456.9)	(8,011.3)
Short-term overdrafts – within one year	(335.9)	(299.4)	(442.0)
Future anticipated cash flows	(7,701.3)	(8,756.3)	(8,453.3)
Effect of discounting/financing rates	1,257.1	1,903.4	1,793.4
Debt financing	(6,444.2)	(6,852.9)	(6,659.9)